Trade and other payables (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Trade and other payables [Abstract]
Beginning balance	$ 730	$ 1,018	$ 1,044
Declared dividends to controlling shareholders, note 17(d)	22,860	22,099	7,621
Dividends paid to controlling shareholders	(22,860)	(22,099)	(7,621)
Declared dividends to non-controlling shareholders	5,560	6,036	7,400
Dividends paid to non-controlling shareholders	(5,560)	(6,036)	(7,400)
Expired dividends	(44)	(327)	(30)
Other minor	(23)	39	4
Final balance	$ 663	$ 730	$ 1,018